Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (14.1%)

	Airlines (0.3%)
65,858	Air Canada Pass Through Trust
	Series 2015-1, Class B*
	3.875%, 09/15/24	$65,602
9,833	Air Canada Pass Through Trust
	Series 2015-2, Class B*
	5.000%, 06/15/25	9,586
46,377	Alaska Airlines Pass Through
	Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	45,276
29,870	Alaska Airlines Pass Through
	Trust Series 2020-1, Class B*
	8.000%, 02/15/27	30,468
47,926	British Airways Pass Through
	Trust Series 2021-1, Class B*
	3.900%, 03/15/33	40,979
31,653	JetBlue Pass Through Trust
	Series 2020-1, Class B
	7.750%, 05/15/30	31,246
63,800	Spirit Loyalty Cayman, Ltd. /
	Spirit IP Cayman, Ltd.*
	8.000%, 09/20/25	65,219
20,740	United Airlines Pass Through
	Trust Series 2019-2, Class B
	3.500%, 11/01/29	18,632

		307,008

	Communication Services (1.3%)
55,000	APi Group DE, Inc.*
	4.750%, 10/15/29	49,661
75,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	75,428
	Audacy Capital Corp.*
57,000	6.750%, 03/31/29	10,243
27,000	6.500%, 05/01/27	4,701
33,000	Beasley Mezzanine Holdings, LLC*
	8.625%, 02/01/26	21,582
30,000	Cincinnati Bell Telephone
	Company, LLC
	6.300%, 12/01/28	27,025
10,000	CMG Media Corp.*
	8.875%, 12/15/27	7,837
70,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	57,225
200,000	CSC Holdings, LLC*
	5.500%, 04/15/27	176,310
	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Company*
45,000	6.625%, 08/15/27	944
27,000	5.375%, 08/15/26	1,996
56,000	Directv Financing, LLC / Directv
	Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	50,812
33,000	Embarq Corp.
	7.995%, 06/01/36	15,944
45,000	Frontier California, Inc.
	6.750%, 05/15/27	42,656

PRINCIPAL AMOUNT		VALUE
	Frontier Communications
	Holdings, LLC*
28,000	5.000%, 05/01/28	$25,434
11,000	8.750%, 05/15/30	11,404
65,000	Frontier Florida, LLC@
	6.860%, 02/01/28	60,466
65,000	Frontier North, Inc.@
	6.730%, 02/15/28	60,191
	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
40,000	3.500%, 03/01/29	34,650
13,000	5.250%, 12/01/27	12,606
15,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	14,645
	Intelsat Jackson Holdings, SA*@&
30,000	9.750%, 07/15/25	—
25,000	5.500%, 08/01/23	—
35,044	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	12,271
	Lumen Technologies, Inc.
63,000	7.600%, 09/15/39	42,648
23,000	4.500%, 01/15/29*	15,479
22,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	17,677
	Netflix, Inc.
40,000	4.875%, 06/15/30*	39,650
25,000	4.875%, 04/15/28	25,006
22,000	Paramount Global‡
	6.375%, 03/30/62
	5 year CMT + 4.00%	19,165
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29	19,330
11,000	5.375%, 01/15/31	8,884
40,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	35,755
	Sirius XM Radio, Inc.*
65,000	5.500%, 07/01/29	61,070
33,000	4.000%, 07/15/28	29,380
20,000	3.125%, 09/01/26	18,053
11,000	3.875%, 09/01/31	9,062
20,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	11,825
110,000	Sprint, LLC
	7.125%, 06/15/24	112,534
35,000	Stagwell Global, LLC*
	5.625%, 08/15/29	30,714
35,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	28,127
42,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	19,330
15,000	Time Warner Cable, LLC
	7.300%, 07/01/38	16,131
75,000	United States Cellular Corp.
	6.700%, 12/15/33	69,803

		1,403,654

	Consumer Discretionary (2.4%)
53,000	Abercrombie & Fitch Management
	Company*^
	8.750%, 07/15/25	53,597

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
46,000	American Axle & Manufacturing, Inc.^
	6.875%, 07/01/28	$41,969
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
39,000	6.625%, 01/15/28	35,701
38,000	4.625%, 08/01/29	31,754
53,000	At Home Group, Inc.*^
	4.875%, 07/15/28	38,768
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	57,461
55,000	6.875%, 11/01/35	50,761
	Caesars Entertainment, Inc.*
28,000	4.625%, 10/15/29^	23,942
21,000	8.125%, 07/01/27^	21,333
21,000	6.250%, 07/01/25	20,935
	Carnival Corp.*
21,000	10.500%, 02/01/26	21,989
11,000	7.625%, 03/01/26^	10,022
50,000	Carriage Services, Inc.*
	4.250%, 05/15/29	41,185
30,000	Carvana Company*
	4.875%, 09/01/29	13,401
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
155,000	5.125%, 05/01/27	147,854
50,000	6.375%, 09/01/29	48,294
50,000	4.750%, 03/01/30	43,766
46,000	4.250%, 02/01/31	38,353
25,000	4.500%, 08/15/30	21,391
22,000	4.750%, 02/01/32	18,718
20,000	5.000%, 02/01/28	18,680
22,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	20,877
39,000	Cedar Fair, LP^
	5.250%, 07/15/29	35,955
	Dana, Inc.
40,000	4.250%, 09/01/30	34,035
22,000	4.500%, 02/15/32	18,565
	DISH DBS Corp.
50,000	5.250%, 12/01/26*	43,117
41,000	7.750%, 07/01/26	33,316
30,000	7.375%, 07/01/28	21,604
20,000	5.125%, 06/01/29	12,751
46,000	DISH Network Corp.*
	11.750%, 11/15/27	47,752
47,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	42,564
90,000	Ford Motor Company
	6.100%, 08/19/32	88,409
200,000	Ford Motor Credit Company, LLC
	2.900%, 02/16/28	173,092
	Gap, Inc.*
16,000	3.875%, 10/01/31	12,000
2,000	3.625%, 10/01/29	1,539
	goeasy, Ltd.*
75,000	5.375%, 12/01/24	71,971
40,000	4.375%, 05/01/26	35,933
52,000	Goodyear Tire & Rubber
	Company^
	5.000%, 07/15/29	45,900
19,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	16,718
65,000	Guitar Center, Inc.*^&
	8.500%, 01/15/26	56,863
45,000	Liberty Interactive, LLC
	8.250%, 02/01/30	21,252

PRINCIPAL AMOUNT		VALUE
	Life Time, Inc.*
50,000	5.750%, 01/15/26	$48,392
33,000	8.000%, 04/15/26^	32,097
28,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	27,457
30,000	M/I Homes, Inc.
	3.950%, 02/15/30	25,274
	Macy’s Retail Holdings, LLC
46,000	6.700%, 07/15/34*	38,909
27,000	5.875%, 03/15/30*	24,732
25,000	4.300%, 02/15/43	15,526
55,000	Midwest Gaming Borrower, LLC /
	Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	48,700
58,000	Mohegan Tribal Gaming Authority*
	8.000%, 02/01/26	55,006
	Newell Brands, Inc.
10,000	6.375%, 09/15/27	10,066
6,000	6.625%, 09/15/29^	6,089
	Nordstrom, Inc.
23,000	4.250%, 08/01/31	17,319
20,000	5.000%, 01/15/44	13,479
50,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	41,491
60,000	Premier Entertainment Sub, LLC /
	Premier Entertainment Finance
	Corp.*
	5.625%, 09/01/29	43,722
111,000	Rite Aid Corp.*
	8.000%, 11/15/26	62,023
63,000	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc. / Simmons
	Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	53,512
50,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	41,620
36,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	33,818
90,000	Station Casinos, LLC*
	4.500%, 02/15/28	81,101
31,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	30,107
13,000	Viking Cruises, Ltd.*
	13.000%, 05/15/25	13,797
50,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	40,540
11,000	Williams Scotsman International, Inc.*
	4.625%, 08/15/28	10,202

		2,449,066

	Consumer Staples (0.6%)
51,000	Central Garden & Pet Company*
	4.125%, 04/30/31	42,848
53,000	Edgewell Personal Care
	Company*
	4.125%, 04/01/29	46,218
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	51,227
10,000	6.500%, 12/31/27	9,776

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
65,000	5.500%, 01/15/30	$63,207
50,000	5.125%, 02/01/28	49,048
15,000	5.750%, 04/01/33	14,775
33,000	New Albertsons, LP
	7.750%, 06/15/26	33,611
43,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	38,423
	Pilgrim’s Pride Corp.*
45,000	5.875%, 09/30/27	44,682
35,000	4.250%, 04/15/31	30,383
21,000	Post Holdings, Inc.*
	5.750%, 03/01/27	20,724
42,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	35,683
50,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	48,328
70,000	Vector Group, Ltd.*
	5.750%, 02/01/29	61,162

		590,095

	Energy (1.7%)
44,000	Antero Resources Corp.*
	5.375%, 03/01/30	41,075
45,000	Apache Corp.
	5.100%, 09/01/40	39,319
	Buckeye Partners, LP
40,000	3.950%, 12/01/26	36,747
25,000	5.850%, 11/15/43	19,235
60,000	Callon Petroleum Company*
	7.500%, 06/15/30	58,120
23,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	21,937
32,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	31,604
	Continental Resources, Inc.*
35,000	2.875%, 04/01/32	27,480
25,000	5.750%, 01/15/31	24,571
80,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	79,242
349	Diamond Foreign Asset Company
	/ Diamond Finance, LLC
	9.000%, 04/22/27
	13.000% PIK rate	338
32,000	DT Midstream, Inc.*
	4.125%, 06/15/29	28,261
64,000	Earthstone Energy Holdings, LLC*
	8.000%, 04/15/27	62,497
25,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	25,040
	Energy Transfer, LP‡
65,000	7.831%, 11/01/66
	3 mo. USD LIBOR + 3.02%	52,679
32,000	6.500%, 11/15/26
	5 year CMT + 5.69%	30,198
	EnLink Midstream Partners, LP
60,000	8.879%, 03/03/23‡
	3 mo. USD LIBOR + 4.11%	50,510
50,000	4.850%, 07/15/26	48,638
25,000	Enlink Midstream, LLC*^
	6.500%, 09/01/30	25,514

PRINCIPAL AMOUNT		VALUE
50,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	$50,189
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
43,000	6.250%, 05/15/26^	41,264
11,000	8.875%, 04/15/30	11,186
	Gulfport Energy Corp.
45,000	6.375%, 05/15/25@&	—
30,000	8.000%, 05/17/26*	29,806
13,752	8.000%, 05/17/26	13,663
50,000	Hilcorp Energy I, LP / Hilcorp
	Finance Company*
	6.000%, 04/15/30	46,860
32,000	Howard Midstream Energy
	Partners, LLC*
	6.750%, 01/15/27	31,242
44,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	42,625
	Moss Creek Resources Holdings, Inc.*
25,000	10.500%, 05/15/27	24,312
25,000	7.500%, 01/15/26	23,118
40,000	MPLX, LP‡
	6.875%, 02/15/23
	3 mo. USD LIBOR + 4.65%	40,026
25,000	Nabors Industries, Inc.*
	7.375%, 05/15/27	25,052
	New Fortress Energy, Inc.*
40,000	6.750%, 09/15/25	38,423
22,000	6.500%, 09/30/26	20,332
69,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	68,174
45,000	Parkland Corp.*
	5.875%, 07/15/27	43,266
43,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	40,173
50,000	Plains All American Pipeline, LP‡
	8.716%, 03/03/23
	3 mo. USD LIBOR + 4.11%	45,244
40,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	38,137
	Southwestern Energy Company
32,000	5.375%, 03/15/30	29,844
21,000	4.750%, 02/01/32	18,527
20,000	5.375%, 02/01/29	18,814
11,000	Sunoco, LP / Sunoco Finance Corp.
	4.500%, 04/30/30	9,818
23,000	Transocean, Inc.*
	8.750%, 02/15/30	23,767
	Venture Global Calcasieu Pass, LLC*
10,000	4.125%, 08/15/31	8,888
10,000	3.875%, 08/15/29	8,930
5,000	6.250%, 01/15/30	5,099
	Vital Energy, Inc.
52,000	10.125%, 01/15/28^	51,863
23,000	9.500%, 01/15/25	23,229
45,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	39,675
40,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	40,036
	Weatherford International, Ltd.*
47,000	6.500%, 09/15/28	46,843

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
30,000	8.625%, 04/30/30	$30,276

		1,731,706

	Financials (2.5%)
	Acrisure, LLC / Acrisure Finance, Inc.*
64,000	6.000%, 08/01/29	52,882
56,000	7.000%, 11/15/25	53,387
67,000	Aethon United BR, LP / Aethon
	United Finance Corp.*
	8.250%, 02/15/26	66,738
73,000	AG Issuer, LLC*
	6.250%, 03/01/28	69,080
	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
110,000	6.750%, 10/15/27	103,091
10,000	5.875%, 11/01/29	8,726
10,000	4.250%, 10/15/27	9,183
	Ally Financial, Inc.
49,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	40,366
35,000	8.000%, 11/01/31	38,463
20,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	15,425
86,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	75,892
85,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	84,012
48,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	43,124
	Avolon Holdings Funding, Ltd.*µ
30,000	3.950%, 07/01/24	29,115
20,000	5.500%, 01/15/26	19,605
88,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	77,791
	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco, LLC*
85,000	4.500%, 04/01/27	75,061
56,000	5.750%, 05/15/26	52,827
48,000	Castlelake Aviation Finance DAC*^
	5.000%, 04/15/27	43,969
	Credit Acceptance Corp.
65,000	6.625%, 03/15/26^	59,513
52,000	5.125%, 12/31/24*	48,945
58,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	57,220
64,000	Global Net Lease, Inc. / Global
	Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	54,099
84,000	Greystar Real Estate Partners, LLC*
	5.750%, 12/01/25	83,015
	HUB International, Ltd.*
67,000	7.000%, 05/01/26	66,735
66,000	5.625%, 12/01/29	59,457
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
40,000	5.250%, 05/15/27	37,481
31,000	4.375%, 02/01/29	27,047
100,000	ILFC E-Capital Trust II*‡ 6.538%, 12/21/65 3 mo. USD LIBOR + 1.80%	67,521

PRINCIPAL AMOUNT		VALUE
90,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	$85,669
	Ladder Capital Finance Holdings,
	LLLP / Ladder Capital Finance Corp.*
88,000	5.250%, 10/01/25	84,789
22,000	4.750%, 06/15/29	18,304
63,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	41,147
	Level 3 Financing, Inc.*
82,000	3.875%, 11/15/29	66,553
45,000	4.250%, 07/01/28	35,700
30,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	26,865
100,000	MetLife, Inc.
	6.400%, 12/15/66	102,522
60,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	52,486
	Navient Corp.
95,000	5.000%, 03/15/27	86,848
50,000	4.875%, 03/15/28	44,297
50,000	Necessity Retail REIT, Inc. /
	American Finance Operating
	Partner, LP*
	4.500%, 09/30/28	38,462
	OneMain Finance Corp.
30,000	3.875%, 09/15/28	25,308
27,000	7.125%, 03/15/26	26,878
23,000	Park Intermediate Holdings, LLC /
	PK Domestic Property, LLC / PK
	Finance Co-Issuer*
	5.875%, 10/01/28	21,303
73,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	66,831
10,000	PNC Financial Services Group, Inc.µ‡
	6.000%, 05/15/27
	5 year CMT + 3.00%	9,935
50,000	RHP Hotel Properties, LP / RHP
	Finance Corp.*
	4.500%, 02/15/29	44,750
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
20,000	3.875%, 03/01/31	16,325
20,000	3.625%, 03/01/29	16,900
10,000	2.875%, 10/15/26	8,930
43,000	StoneX Group, Inc.*
	8.625%, 06/15/25	43,610
10,000	SVB Financial Group‡
	4.000%, 05/15/26
	5 year CMT + 3.20%	8,044
	United Wholesale Mortgage, LLC*
52,000	5.500%, 04/15/29	44,791
20,000	5.750%, 06/15/27	18,029
25,000	Uniti Group, LP / Uniti Group
	Finance, Inc. / CSL Capital, LLC*
	6.500%, 02/15/29	17,312
47,000	XHR, LP*
	6.375%, 08/15/25	46,642

		2,619,000

	Health Care (1.3%)
	Bausch Health Companies, Inc.*
95,000	11.000%, 09/30/28	74,636
16,000	14.000%, 10/15/30	10,334

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
16,000	6.125%, 02/01/27	$10,929
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	53,467
60,000	8.000%, 03/15/26	58,337
25,000	6.875%, 04/15/29	15,835
5,000	5.250%, 05/15/30	4,038
	DaVita, Inc.*
89,000	4.625%, 06/01/30	75,038
52,000	3.750%, 02/15/31	40,490
	Embecta Corp.*
33,000	5.000%, 02/15/30	27,211
11,000	6.750%, 02/15/30	9,922
	Encompass Health Corp.
20,000	4.750%, 02/01/30	18,357
20,000	4.500%, 02/01/28	18,691
52,000	HCA, Inc.
	7.500%, 11/06/33	57,691
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	183,066
18,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*
	10.000%, 06/15/29	10,350
	Medline Borrower, LP*
55,000	3.875%, 04/01/29	47,108
53,000	5.250%, 10/01/29^	44,546
200,000	Organon & Company / Organon
	Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	180,382
62,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	41,435
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	117,714
70,000	6.875%, 11/15/31	64,886
190,000	Teva Pharmaceutical Finance
	Netherlands III, BV
	3.150%, 10/01/26	170,569

		1,335,032

	Industrials (2.3%)
50,000	ACCO Brands Corp.*
	4.250%, 03/15/29	43,292
50,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	38,888
	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
75,000	4.625%, 01/15/27	71,365
48,000	3.500%, 03/15/29	41,432
30,000	5.875%, 02/15/28	29,359
50,000	Allegiant Travel Company*
	7.250%, 08/15/27	49,083
10,000	American Airlines Group, Inc.*^
	3.750%, 03/01/25	9,358
52,525	American Airlines Pass Through
	Trust Series 2021-1, Class B
	3.950%, 01/11/32	44,547
	American Airlines, Inc. /
	AAdvantage Loyalty IP, Ltd.*
33,000	5.500%, 04/20/26	32,390
11,000	5.750%, 04/20/29	10,659
25,000	Arcosa, Inc.*
	4.375%, 04/15/29	22,354

PRINCIPAL AMOUNT		VALUE
200,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	$157,166
15,000	Ball Corp.
	6.875%, 03/15/28	15,496
34,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	29,318
44,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	39,821
	Cascades, Inc. / Cascades USA, Inc.*
26,000	5.375%, 01/15/28	24,276
20,000	5.125%, 01/15/26	18,727
12,000	Delta Air Lines, Inc.^
	7.375%, 01/15/26	12,567
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	10,703
58,000	Deluxe Corp.*
	8.000%, 06/01/29	49,734
22,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	19,649
33,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	31,812
55,000	Endurance International Group
	Holdings, Inc.*
	6.000%, 02/15/29	39,945
25,000	EnerSys*
	4.375%, 12/15/27	23,120
35,000	Fly Leasing, Ltd.*
	7.000%, 10/15/24	30,522
25,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	22,006
25,000	Granite US Holdings Corp.*
	11.000%, 10/01/27	26,386
	Graphic Packaging International, LLC*
30,000	4.750%, 07/15/27	28,908
20,000	3.500%, 03/01/29	17,632
51,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	43,071
101,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	89,193
69,000	Hawaiian Brand Intellectual
	Property, Ltd. / HawaiianMiles
	Loyalty, Ltd.*
	5.750%, 01/20/26	66,025
65,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	62,357
61,000	Howmet Aerospace, Inc.
	5.125%, 10/01/24	60,926
50,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	49,124
62,000	JELD-WEN, Inc.*
	4.625%, 12/15/25	54,944
70,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	60,378
21,000	MasTec, Inc.*
	4.500%, 08/15/28	19,480
33,000	Moog, Inc.*
	4.250%, 12/15/27	30,635
52,000	Novelis Corp.*
	4.750%, 01/30/30	47,587
15,000	OI European Group, BV*
	4.750%, 02/15/30	13,498

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
50,000	Pactiv Evergreen Group Issuer,
	Inc. / Pactiv Evergreen Group
	Issuer, LLC*
	4.000%, 10/15/27	$45,005
67,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	57,333
	QVC, Inc.
39,000	4.375%, 09/01/28	25,075
20,000	5.450%, 08/15/34	11,827
	Sealed Air Corp.*
35,000	6.125%, 02/01/28	35,340
11,000	5.000%, 04/15/29	10,441
40,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	34,240
	Sinclair Television Group, Inc.*
33,000	4.125%, 12/01/30	26,273
20,000	5.500%, 03/01/30^	15,974
50,000	Standard Industries, Inc.*
	5.000%, 02/15/27	47,673
35,000	Stericycle, Inc.*
	3.875%, 01/15/29	31,150
35,000	STL Holding Company, LLC*
	7.500%, 02/15/26	30,921
	TransDigm, Inc.
97,000	6.250%, 03/15/26*	97,063
60,000	7.500%, 03/15/27	60,512
34,000	Tronox, Inc.*
	4.625%, 03/15/29	29,120
44,000	Vertiv Group Corp.*
	4.125%, 11/15/28	38,389
46,000	Wabash National Corp.*
	4.500%, 10/15/28	40,556
35,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	32,590
	WESCO Distribution, Inc.*
27,000	7.125%, 06/15/25	27,448
13,000	7.250%, 06/15/28	13,380
43,000	Williams Scotsman International, Inc.*
	6.125%, 06/15/25	43,214

		2,341,257

	Information Technology (0.7%)
21,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	18,882
80,000	Clarivate Science Holdings Corp.*
	3.875%, 07/01/28	71,520
39,000	Clear Channel Worldwide Holdings, Inc.*
	5.125%, 08/15/27	35,592
23,000	Coherent Corp.*
	5.000%, 12/15/29	21,065
60,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	56,909
40,000	CommScope, Inc.*
	4.750%, 09/01/29	33,308
55,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	56,596
26,000	Fair Isaac Corp.*
	4.000%, 06/15/28	24,174
50,000	KBR, Inc.*
	4.750%, 09/30/28	45,660
	MPH Acquisition Holdings, LLC*
50,000	5.750%, 11/01/28^	36,391
20,000	5.500%, 09/01/28	16,658

PRINCIPAL AMOUNT		VALUE
22,000	NCR Corp.*
	5.125%, 04/15/29	$19,162
34,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	31,050
	Open Text Corp.*
39,000	3.875%, 02/15/28	33,937
20,000	6.900%, 12/01/27	20,512
16,000	3.875%, 12/01/29	13,337
16,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	13,022
22,000	Playtika Holding Corp.*
	4.250%, 03/15/29	18,294
36,000	PTC, Inc.*
	4.000%, 02/15/28	33,571
60,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	52,449
	Twilio, Inc.
30,000	3.625%, 03/15/29	25,513
11,000	3.875%, 03/15/31	9,131
55,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	48,009
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^
	3.875%, 02/01/29	43,178

		777,920

	Materials (0.5%)
25,000	ArcelorMittal, SA
	7.000%, 10/15/39	27,073
27,000	ATI, Inc.
	5.875%, 12/01/27	26,234
12,000	Carpenter Technology Corp.
	7.625%, 03/15/30	12,331
35,000	Chemours Company*
	4.625%, 11/15/29	29,263
65,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	58,178
	Commercial Metals Company
22,000	4.125%, 01/15/30	19,758
11,000	4.375%, 03/15/32	9,742
34,000	HB Fuller Company
	4.250%, 10/15/28	30,147
40,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	40,671
	Kaiser Aluminum Corp.*
50,000	4.625%, 03/01/28	45,766
5,000	4.500%, 06/01/31	4,237
30,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	25,057
46,000	Mercer International, Inc.
	5.125%, 02/01/29	39,405
70,000	Owens-Brockway Glass Container, Inc.*^
	6.625%, 05/13/27	68,918
56,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	52,395
21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*^
	5.125%, 04/01/29	15,193
19,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	18,482

		522,850

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Other (0.1%)
52,000		1375209 B.C., Ltd.*
		9.000%, 01/30/28	$51,863
		Gen Digital, Inc.*
25,000		7.125%, 09/30/30	25,402
25,000		6.750%, 09/30/27	25,385

			102,650

		Real Estate (0.2%)
34,000		EPR Properties
		3.750%, 08/15/29	28,407
		Forestar Group, Inc.*
38,000		5.000%, 03/01/28	33,421
21,000		3.850%, 05/15/26	18,844
50,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	41,662
		Service Properties Trust
65,000		4.350%, 10/01/24	61,343
20,000		5.250%, 02/15/26	17,349

			201,026

		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
45,000		6.750%, 01/15/30	37,410
23,000		4.625%, 01/15/29	20,315

			57,725

		Utilities (0.1%)
16,000		PPL Capital Funding, Inc.‡
		7.395%, 03/30/67
		3 mo. USD LIBOR + 2.67%	14,088
65,000		TerraForm Power Operating, LLC*
		5.000%, 01/31/28	61,160
		Vistra Corp.*‡
25,000		8.000%, 10/15/26
		5 year CMT + 6.93%	24,526
20,000		7.000%, 12/15/26
		5 year CMT + 5.74%	18,876

			118,650

		TOTAL CORPORATE BONDS (Cost $15,369,857)	14,557,639

CONVERTIBLE BONDS (27.9%)

		Communication Services (0.9%)
900,000		Liberty Media Corp.* 2.250%, 08/15/27	946,647

		Consumer Discretionary (6.9%)
595,000		Burlington Stores, Inc. 2.250%, 04/15/25	737,556
101,000		DISH Network Corp. 2.375%, 03/15/24	94,133
1,000,000	AUD	Flight Centre Travel Group, Ltd. 2.500%, 11/17/27	714,468
3,160,000		Ford Motor Company 0.000%, 03/15/26	3,217,259
90,000,000	JPY	Kyoritsu Maintenance Company, Ltd. 0.000%, 01/29/26	917,210

PRINCIPAL AMOUNT			VALUE
58,000		Li Auto, Inc. 0.250%, 05/01/28	$66,027
685,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	740,252
500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	567,351

			7,054,256

		Consumer Staples (1.9%)
1,255,000		Post Holdings, Inc.* 2.500%, 08/15/27	1,369,469
915,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	622,761

			1,992,230

		Energy (0.8%)
367,000		Northern Oil And Gas, Inc.* 3.625%, 04/15/29	419,396
260,000		Transocean, Inc. 4.000%, 12/15/25	400,689

			820,085

		Financials (2.7%)
12,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	1,483,374
170,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	1,306,401

			2,789,775

		Health Care (1.3%)
221,000		Alnylam Pharmaceuticals, Inc.* 1.000%, 09/15/27	236,426
437,000		BioMarin Pharmaceutical, Inc.^ 0.599%, 08/01/24	482,837
562,000		Dexcom, Inc.^ 0.250%, 11/15/25	592,488

			1,311,751

		Industrials (4.1%)
70,000,000	JPY	ANA Holdings, Inc. 0.000%, 12/10/31	586,620
300,000	EUR	Duerr, AG 0.750%, 01/15/26	383,465
797,000		Parsons Corp. 0.250%, 08/15/25	872,412
800,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	927,539
1,500,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	1,275,982
170,000		ZTO Express Cayman, Inc.* 1.500%, 09/01/27	189,328

			4,235,346

		Information Technology (4.4%)
835,000		Block, Inc. 0.125%, 03/01/25	853,395
1,605,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,768,902
671,000		Datadog, Inc.µ 0.125%, 06/15/25	736,181
3,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	414,892

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
692,000		Shift4 Payments, Inc. 0.000%, 12/15/25	$740,973

			4,514,343

		Materials (3.2%)
2,200,000		Glencore Funding, LLC 0.000%, 03/27/25	2,549,008
270,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	374,177
476,000		Lithium Americas Corp. 1.750%, 01/15/27	415,629

			3,338,814

		Other (0.6%)
930,000	EUR	Edenred 0.000%, 09/06/24	615,163
20,000		Multiplan Corp.* 6.000%, 10/15/27
		7.000%, PIK Rate	13,087

			628,250

		Real Estate (1.1%)
800,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	1,104,084

		TOTAL CONVERTIBLE BONDS (Cost $30,767,201)	28,735,581

BANK LOANS (0.1%) ¡

		Airlines (0.0%)
40,500		Mileage Plus Holdings, LLC‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	42,295

		Communication Services (0.0%)
43,000		Entercom Media Corp.‡ 7.047%, 11/18/24 1 mo. LIBOR + 2.50%	31,005

		Information Technology (0.1%)
46,251		Banff Merger Sub, Inc.‡ 8.320%, 10/02/25 1 mo. LIBOR + 3.75%	45,508

		TOTAL BANK LOANS (Cost $126,039)	118,808

U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)

		Other (1.5%)
		U.S. Treasury Noteµ
1,010,000		2.000%, 06/30/24	974,867
595,000		2.500%, 04/30/24	579,672

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,595,829)	1,554,539

NUMBER OF SHARES			VALUE

COMMON STOCKS (84.5%)

		Communication Services (6.7%)
32,000		Alphabet, Inc. - Class A^#	3,162,880

NUMBER OF SHARES			VALUE
925		Altice USA, Inc. - Class A#	$4,532
24,150	HKD	Baidu, Inc. - Class A#	405,962
310		Cumulus Media, Inc. - Class A#	2,077
615	EUR	IPSOS	39,857
2,900		Meta Platforms, Inc. - Class A^#	432,013
27,000	HKD	Tencent Holdings, Ltd.	1,315,681
15,060		Tencent Holdings, Ltd. (ADR)	734,175
7,610		Walt Disney Company#~	825,609

			6,922,786

		Consumer Discretionary (12.0%)
37,500	HKD	Alibaba Group Holding, Ltd.#	515,575
1,745		Alibaba Group Holding, Ltd. (ADR)#	192,299
25,200		Amazon.com, Inc.^#	2,598,876
23,950		Arcos Dorados Holdings, Inc. - Class A	203,575
975	BRL	Arezzo Industria e Comercio, SA	16,825
315		AutoZone, Inc.#	768,238
1,283,300	PHP	Bloomberry Resorts Corp.#	217,103
356	EUR	Brunello Cucinelli S.p.A	29,651
3,400	CNY	BYD Company, Ltd. - Class A	145,230
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	180,483
552	EUR	CIE Automotive, SA	16,397
6,975	CHF	Cie Financiere Richemont, SA - Class A	1,075,247
28,800	GBP	Compass Group, PLC	687,974
5,500		Coupang, Inc.#	92,895
17,700	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	52,930
19,000	HKD	Galaxy Entertainment Group, Ltd.	132,265
42,600	HKD	JD.com, Inc. - Class A	1,264,937
57,000	HKD	Jiumaojiu International Holdings, Ltd.*	146,044
400	JPY	Kyoritsu Maintenance Company, Ltd.^	18,270
17,200		Las Vegas Sands Corp.^#	1,014,800
33,500	HKD	Li Ning Company, Ltd.	331,170
525	EUR	LVMH Moet Hennessy Louis Vuitton, SE	458,312
6,350	INR	Mahindra & Mahindra, Ltd.	107,201
4,780	HKD	Meituan - Class B*#	106,861
310		MercadoLibre, Inc.#	366,324
34,400	HKD	New Oriental Education & Technology Group, Inc.#	146,022
500	JPY	Nextage Company, Ltd.^	11,247
1,465	GBP	Pearson, PLC	16,707
680	CAD	Pet Valu Holdings, Ltd.^	20,335
2,235	EUR	Prosus, NV#	180,466
145,800	HKD	Samsonite International, SA*#	434,336
64,000	HKD	Sands China, Ltd.#	240,005
590	EUR	Sanlorenzo S.p.A. / Ameglia	25,902
1,200		Tesla, Inc.µ#	207,864
1,430	INR	TVS Motor Company, Ltd.	18,237
3,020	AUD	Webjet, Ltd.^#	14,719
14,400	HKD	Wynn Macau, Ltd.^#	16,481
2,750	HKD	Yum China Holdings, Inc.	166,617
23,000	HKD	Zhongsheng Group Holdings, Ltd.	130,138

			12,368,558

		Consumer Staples (5.1%)
1,360	INR	Britannia Industries, Ltd.	72,000
20,850	GBP	British American Tobacco, PLC	799,260
9,474		Coca-Cola Company^	580,946
1,070		Costco Wholesale Corp.	546,920

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
7,050		General Mills, Inc.	$552,438
1,570	INR	Hindustan Unilever, Ltd.	49,532
700	JPY	Kobe Bussan Company, Ltd.^	20,210
100	JPY	Kose Corp.	11,033
700	CNY	Kweichow Moutai Company, Ltd. - Class A	191,919
5,250	HKD	L’Occitane International, SA	14,607
5,900	CHF	Nestle, SA	719,853
4,000	CNY	Proya Cosmetics Company, Ltd. - Class A	97,888
19,550	BRL	Raia Drogasil, SA	95,626
18,000	JPY	Seven & i Holdings Company, Ltd.	849,832
26,000	HKD	Smoore International Holdings, Ltd.*^	39,194
636,300	IDR	Sumber Alfaria Trijaya, Tbk PT	120,281
36,700	PHP	Universal Robina Corp.	92,711
8,155	INR	Varun Beverages, Ltd.	114,902
33,525	MXN	Wal-Mart de Mexico, SAB de CV	130,945
40,000	HKD	Yihai International Holding, Ltd.^#	142,339

			5,242,436

		Energy (5.1%)
1,700	CAD	ARC Resources, Ltd.	19,753
21,400	CAD	Canadian Natural Resources, Ltd.^	1,313,546
18,935	CAD	CES Energy Solutions Corp.^	41,270
479		Chaparral Energy, Inc. - Class A&#	20,357
131		Chesapeake Energy Corp.	11,360
8,810		Chevron Corp.^	1,533,116
3,045		Energy Transfer, LP	40,438
1,815		Enterprise Products Partners, LP	46,464
341		EP Energy Corp.&#	2,685
11,400		Helmerich & Payne, Inc.	552,216
585		Magellan Midstream Partners, LP	31,239
4,775		Marathon Petroleum Corp.	613,683
9,260	EUR	Motor Oil Hellas Corinth Refineries, SA	226,294
37,400	THB	PTT Exploration & Production, PCL	194,065
7,500	INR	Reliance Industries, Ltd.	216,613
3,975		Schlumberger, Ltd.µ	226,495
1,940		TechnipFMC, PLCµ#	26,947
59,500	IDR	United Tractors, Tbk PT	97,684
450		Williams Companies, Inc.^	14,508

			5,228,733

		Financials (14.2%)
116,000	HKD	AIA Group, Ltd.	1,311,687
3,000		Aon, PLC - Class A	956,040
38,500	BRL	B3, SA - Brasil Bolsa Balcao	98,292
317,750	IDR	Bank Central Asia, Tbk PT	180,326
750,300	IDR	Bank Mandiri Persero, Tbk PT	499,952
53,325		Bank of America Corp.^~	1,891,971
5,970	EUR	Bank of Ireland Group, PLC	63,783
94,800	PHP	Bank of the Philippine Islands	182,538
4,750	GBP	Beazley, PLC	39,090
3,100		Chubb, Ltd.	705,219
3,300	JPY	Concordia Financial Group, Ltd.	14,501
29,304	AED	First Abu Dhabi Bank, PJSC	108,700
24,350	ZAR	FirstRand, Ltd.	90,475
23,050	MXN	Grupo Financiero Banorte, SAB de CV - Class O	190,956
9,430	KRW	Hana Financial Group, Inc.	374,628
70,850	INR	HDFC Bank, Ltd.	1,396,231

NUMBER OF SHARES			VALUE
3,770	INR	Housing Development Finance Corp., Ltd.	$121,638
9,210		ICICI Bank, Ltd. (ADR)	191,844
37,925		Itau Unibanco Holding, SA	188,866
10,325		JPMorgan Chase & Company~	1,445,087
312	DKK	Jyske Bank, A/S#	22,502
42,800	THB	Kasikornbank PCL	188,064
1,170,000	GBP	Lloyds Banking Group, PLC	761,431
11,725		Morgan Stanleyµ^	1,141,194
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	376,734
4,940	AUD	Steadfast Group, Ltd.	18,353
18,000	JPY	Sumitomo Mitsui Financial Group, Inc.	782,299
26,150		UBS Group, AG^	561,179
15,425		Wells Fargo & Company^	722,970

			14,626,550

		Health Care (8.8%)
1,665		Abcam, PLC#	23,094
6,125	GBP	AstraZeneca, PLC	802,451
13,400	THB	Bumrungrad Hospital PCL	88,088
3,900		Danaher Corp.^	1,031,082
385	GBP	Dechra Pharmaceuticals, PLC	13,654
4,780		Eli Lilly & Company^	1,645,037
1,955	GBP	Ergomed, PLC#	28,962
1,630		Humana, Inc.	834,071
21,205	BRL	Hypera, SA	193,825
1,475	CHF	Lonza Group, AG	841,401
657		Mallinckrodt, PLC#	4,927
17,500		Novo Nordisk, A/S	2,428,650
1,200	JPY	Sosei Group Corp.^#	22,730
58	CHF	Tecan Group, AG	24,341
1,645		UnitedHealth Group, Inc.^	821,167
26,500	HKD	Wuxi Biologics Cayman, Inc.*#	221,286

			9,024,766

		Industrials (8.5%)
730	EUR	Aalberts, NV	34,516
7,250	EUR	Airbus, SE	908,902
85,100	THB	Airports of Thailand PCL#	191,417
11,626	GBP	Ashtead Group, PLC	765,790
1,000	JPY	BayCurrent Consulting, Inc.^	42,510
32	CHF	Burckhardt Compression Holding, AG	19,813
8,775	CAD	Canadian Pacific Railway, Ltd.^	692,609
1,300	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	90,175
520	EUR	DO & CO, AG#	55,068
1,060	EUR	Duerr, AG	40,443
350	JPY	Ebara Corp.	14,861
1,400		EMCOR Group, Inc.	207,550
7,450	MXN	Grupo Aeroportuario del Pacifico, SAB de CV - Class B	128,316
700	SEK	Hexatronic Group, AB	8,616
4,570	INR	Hindustan Aeronautics, Ltd.	143,503
24,600	PHP	International Container Terminal Services, Inc.	93,518
567	EUR	Interpump Group S.p.A	29,569
400	JPY	Japan Airport Terminal Company, Ltd.#	20,850
2,050	INR	Larsen & Toubro, Ltd.	53,280
5,080	SEK	Munters Group, AB*	48,708
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	82,991

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
9,500		Quanta Services, Inc.µ	$1,445,805
8,350		Raytheon Technologies Corp.µ	833,747
8,600	EUR	Schneider Electric, SE	1,395,054
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A#	132,061
1,900	INR	Siemens, Ltd.	68,607
190	EUR	Societe BIC, SA	13,795
1,090	JPY	Sojitz Corp.	21,611
760	CAD	Stantec, Inc.^	39,618
12,000	HKD	Techtronic Industries Company, Ltd.	154,701
1,400	JPY	THK Company, Ltd.	29,711
200	JPY	Visional, Inc.^#	14,492
4,950		Waste Management, Inc.	765,914
49,000	CNY	YTO Express Group Company, Ltd. - Class A	152,560

			8,740,681

		Information Technology (19.9%)
3,260		Accenture, PLC - Class A	909,703
1,002	EUR	AIXTRON, SE	29,855
139	EUR	Alten, SA	21,358
16,095		Apple, Inc.^	2,322,348
3,710		ASML Holding, NV	2,451,716
2,470		Automatic Data Processing, Inc.	557,751
125		CyberArk Software, Ltd.#	17,610
220	EUR	Elmos Semiconductor SE	14,946
171		Endava, PLC (ADR)#	15,026
760		Infosys, Ltd. (ADR)^	14,288
1,780		Intuit, Inc.	752,353
2,500	JPY	Keyence Corp.	1,150,922
627	GBP	Keywords Studios, PLC	22,022
237	CAD	Kinaxis, Inc.#	27,546
86,000	HKD	Kingdee International Software Group Company, Ltd.#	187,696
750	KRW	Koh Young Technology, Inc.#	10,525
1,060	EUR	Lectra	44,146
5,000	TWD	MediaTek, Inc.	120,805
9,200		Microsoft Corp.µ^	2,279,852
5,700		NVIDIA Corp.^	1,113,609
14,300		Oracle Corp.µ	1,264,978
2,000	GBP	Sage Group, PLC	19,215
3,600		salesforce, Inc.^#	604,692
14,700	KRW	Samsung Electronics Company, Ltd.	732,210
100	JPY	SHIFT, Inc.#	18,664
2,000	TWD	Silergy Corp.	40,699
3,010	KRW	SK Hynix, Inc.	217,755
204,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,599,943
6,890		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	638,910
20,910	BRL	TOTVS, SA	123,863
79,000	HKD	Travelsky Technology, Ltd. - Class H	164,206
30,300	CNY	Venustech Group, Inc. - Class A	134,122
3,910		Visa, Inc. - Class A	900,121

			20,523,455

		Materials (3.1%)
51,125	CAD	Barrick Gold Corp.	999,792
50,910		Cemex, SAB de CV#	271,859
55,150	AED	Fertiglobe, PLC	60,162
20,720		Freeport-McMoRan, Inc.~	924,526
1,430	AUD	IGO, Ltd.	14,865

NUMBER OF SHARES			VALUE
27,800	JPY	Nippon Steel Corp.	$578,649
670	JPY	OSAKA Titanium Technologies Company, Ltd.	19,011
5,575	ZAR	Sasol, Ltd.	101,280
5,250		Vale, SA - Class B	98,070
78,000	HKD	Zijin Mining Group Company Ltd.- Class H	129,016

			3,197,230

		Real Estate (0.2%)
179,500	PHP	Ayala Land, Inc.	96,815
22,500	INR	DLF, Ltd.	98,312

			195,127

		Special Purpose Acquisition Companies (0.9%)
518		Intelsat Emergence, SA&#	12,044
32,050	EUR	Shell, PLC	939,967

			952,011

		TOTAL COMMON STOCKS (Cost $95,463,084)	87,022,333

PREFERRED STOCKS (0.2%)

		Consumer Discretionary (0.1%)
305		Guitar Center, Inc.&	37,972

		Energy (0.1%)
1,675		NuStar Energy, LP‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	38,927
760		NuStar Energy, LP^‡ 11.502%, 03/02/23 3 mo. USD LIBOR + 6.77%	19,015
2,270		NuStar Logistics, LP‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	56,909

			114,851

		Financials (0.0%)
1,082		B Riley Financial, Inc. 5.250%, 08/31/28	22,982

		TOTAL PREFERRED STOCKS (Cost $175,488)	175,805

EXCHANGE-TRADED FUNDS (1.2%)

		Other (1.2%)
45,865		Invesco Senior Loan ETF	968,210
6,150		iShares MSCI Saudi Arabia ETF^	241,142

		TOTAL EXCHANGE-TRADED FUNDS (Cost $1,322,412)	1,209,352

CONVERTIBLE PREFERRED STOCKS (1.8%)

		Consumer Discretionary (0.9%)
7,908		Aptiv, PLC 5.500%, 06/15/23	996,329

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Energy (0.0%)
1	Gulfport Energy Corp.& 10.000%, 03/03/23 15.000% PIK rate	$5,850

	Utilities (0.9%)
	NextEra Energy, Inc.
10,000	6.219%, 09/01/23	478,900
8,700	6.926%, 09/01/25	417,165

		896,065

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,934,639)	1,898,244

WARRANTS (0.0%) #

	Energy (0.0%)
2,607	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	—
2,347	Mcdermott International, Ltd. 06/30/27, Strike $12.33	—

	TOTAL WARRANTS (Cost $1,002)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Materials (0.1%)
1,470	Cemex SAB de CV
784,980	Call, 07/21/23, Strike $5.00	121,275

	Other (0.5%)
700	iShares MSCI EAFE ETF
5,008,500	Put, 12/15/23, Strike $60.00	94,500
260	iShares MSCI South Korea ETF
1,650,220	Call, 04/21/23, Strike $64.00	72,150
350	iShares MSCI Taiwan ETF
1,568,350	Call, 06/16/23, Strike $44.81	97,125
220	SPDR S&P 500 ETF Trust
8,942,560	Put, 12/15/23, Strike $360.00	266,310

		530,085

	TOTAL PURCHASED OPTIONS (Cost $1,063,106)	651,360

TOTAL INVESTMENTS (131.9%) (Cost $147,818,657)		135,923,661

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.5%)		(17,000,000)

LIABILITIES, LESS OTHER ASSETS (-15.4%)		(15,890,313)

NET ASSETS (100.0%)		$103,033,348

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $7,657,725.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $2,435,590.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2023

	Value	% of Total Investments

US Dollar	$86,382,857	63.6%
Hong Kong Dollar	9,991,826	7.4%
European Monetary Unit	7,598,532	5.6%
Japanese Yen	6,451,634	4.7%
British Pound Sterling	4,523,907	3.3%
Canadian Dollar	3,777,230	2.8%
New Taiwan Dollar	3,761,447	2.8%
Swiss Franc	2,680,655	2.0%
Indian Rupee	2,460,056	1.8%
South Korean Won	1,335,118	1.0%
Singapore Dollar	1,275,982	0.9%
Chinese Yuan Renminbi	1,207,429	0.9%
Indonesian Rupiah	898,243	0.7%
Australian Dollar	762,405	0.6%
Philippine Peso	682,685	0.5%
Thai Baht	661,634	0.5%
Brazilian Real	581,361	0.4%
Mexican Peso	450,217	0.3%
South African Rand	191,755	0.1%
UAE Dirham	168,862	0.1%
Swedish Krona	57,324	—%
Danish Krone	22,502	—%

Total Investments	$135,923,661	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$147,818,657
Gross unrealized appreciation	3,606,912
Gross unrealized depreciation	(15,501,908)
Net unrealized appreciation (depreciation)	$(11,894,996)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 360,000 MRPS were issued with an aggregate liquidation preference of $9.0 million. On September 6, 2017, 480,000 were issued mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	160	$25	$4,000,000

				Total	$17,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.